Taxes - Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	kr 21,442	kr 33,744
Tax value	4,417
2021 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	209
Tax value	43
2022 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	142
Tax value	29
2023 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	58
Tax value	12
2024 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	174
Tax value	36
2021-2025 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	156
Tax value	32
2026 or later (also includes unlimited carry-forwards) [Member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	20,703
Tax value	kr 4,265